Note 3 - Fair Value of Financial Instruments - Summary of Fair Value Measurements -10-Q (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Senior Secured Note (unpaid principal of $15,000)	$ 2,157	$ 5,448
Warrant Liabilities	4,699	7,842
Total	6,856	13,290	$ 6,759
Fair Value, Inputs, Level 1 [Member]
Senior Secured Note (unpaid principal of $15,000)	0	0
Warrant Liabilities	0	0
Total	0	0	0
Fair Value, Inputs, Level 2 [Member]
Senior Secured Note (unpaid principal of $15,000)	0	0
Warrant Liabilities	0	0
Total	0	0	0
Fair Value, Inputs, Level 3 [Member]
Senior Secured Note (unpaid principal of $15,000)	2,157	5,448
Warrant Liabilities	4,699	7,842
Total	$ 6,856	$ 13,290	$ 6,759